Other operating income and expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other operating income and expenses	Other operating income and expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2024	2023	2022
Other operating income	803	1,104	1,510
Non- financial services	654	752	770
Other operating income	149	352	740
Other operating expense	(2,324)	(2,827)	(2,803)
Non-financial services	(498)	(674)	(661)
Other operating expense:	(1,826)	(2,153)	(2,142)
Of which, credit institutions deposit guarantee fund and single resolution fund	(536)	(1,119)	(1,258)
	(1,521)	(1,723)	(1,293)
In the 2024 financial year, it has been decided that there will be no contribution in Spain to the Single Resolution Fund, as well as a decrease in the contribution to the Deposit Guarantee Fund, by the Single Resolution Board (SRB) and the Deposit Guarantee Fund Management Committee, respectively.
The amount of the Group recognises in relation to income from sub-leases of rights of use is not material.